Income Taxes - Summary of Standard Rate of Income Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	17.00%	17.00%	17.00%